Note 9 - Deposits	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
9.	DEPOSITS

Time deposits at
December 31,
2017,
mature
$99.3
million,
$21.5
million,
$51.8
million,
$41.0
million, and
$29.4
million during
2018,
2019,
2020,
2021,
and
2022,
respectively.

The aggregate of all time deposit accounts of $
250,000
or more amounted to
$39.4
million and
$27.8
million at
December
31,
2017
and
2016,
respectively.